CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,216,592)	$ (8,891,924)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	41,896	26,923
Impairment of goodwill	0	1,919,000
Stock-based compensation	496,939	263,593
Change in assets - (increase) decrease:
Restricted cash	(1,575,165)	(1,401,859)
Grants receivable	(360,233)	767,163
Prepaid expenses and other current assets	(12,573)	(136,589)
Other assets	(29,592)	(5,105)
Change in liabilities - increase (decrease):
Accounts payable and accrued expenses	70,329	1,072,222
Accounts payable and accrued expenses, related party	9,715	184,441
Accrued interest	200,505	58,134
Deferred revenue	8,333,333	0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	958,562	(6,144,001)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of marketable securities	0	(226,998)
Proceeds from sales and maturities of marketable securities	327,474	4,114,045
Purchases of property and equipment	(186,431)	(56,115)
Other investing activities, net	0	(52,566)
NET CASH PROVIDED BY INVESTING ACTIVITIES	141,043	3,778,366
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan payable, net	5,200,791	3,925,066
Proceeds from stock options and awards	4,832	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,205,623	3,925,066
NET INCREASE IN CASH AND CASH EQUIVALENTS	6,305,228	1,559,431
Cash and cash equivalents balance at beginning of period	1,729,537	170,106
Cash and cash equivalents balance at end of period	8,034,765	1,729,537
SUPPLEMENTAL DISCLOSURES:
Interest paid in cash	0	0
Income taxes paid in cash	$ 0	$ 0